Cash and Cash Equivalents - Additional Information (Detail) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Disclosure of cash and cash equivalents [line items]
Restricted cash	$ 465,000	$ 0
Bottom of Range [member]
Disclosure of cash and cash equivalents [line items]
Interest rate	0.00%	0.00%
Top of Range [member]
Disclosure of cash and cash equivalents [line items]
Interest rate	0.40%	1.03%